        As filed with the Securities and Exchange Commission on October 25, 2001
                                       Securities Act Registration No. 333-60790

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.                       Post-effective Amendment No. 1
                            ----
                        (Check appropriate box or boxes)

                          AIM INTERNATIONAL FUNDS, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
                  ---------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:            Copy to:

CAROL F. RELIHAN, ESQUIRE                         THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                              Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                                 1225 17th Street
Suite 100                                         Suite 2300
Houston, TX 77046                                 Denver, CO 80202

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)(1)(v).

         No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

        In accordance with the guidance provided in the comment letter to the registrants dated February 15, 1996, this Post-effective Amendment to Registration Statement on Form N-14 is being filed to file a copy of Exhibit 12, the opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus previously filed under Registration No. 333-60790. This Post-effective Amendment consists of the facing page, this page, Item 16 from Part C of the Registration Statement marked to show revisions, a signature page, exhibit index and the exhibit described therein.

PART C. OTHER INFORMATION


Item 16.       Exhibits

1              (a)      Articles of Restatement, dated November 14, 1994, were
                        filed electronically as an Exhibit to Post-effective
                        Amendment No. 9 on February 28, 1996, and are hereby incorporated by reference.

               (b) Articles Supplementary to Articles of Incorporation of Registrant, dated June 12, 1997, were filed electronically as an Exhibit to Post-effective Amendment No. 12 on August 4, 1997, and are hereby incorporated by reference.

               (c) Articles of Amendment to Articles of Incorporation of Registrant, dated October 14, 1997, were filed electronically as an Exhibit to Post-effective Amendment No. 13 on October 17, 1997, and are hereby incorporated by reference.

               (d) Articles Supplementary to Articles of Incorporation of Registrant, dated June 9, 1999, were filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and are hereby incorporated by reference.

               (e) Articles Supplementary to Articles of Incorporation of Registrant, dated December 23, 1999, were filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and are hereby incorporated by reference.

2              (a)      Amended and Restated By-Laws, dated effective December
                        11, 1996, were filed electronically as an Exhibit to Post-effective Amendment No. 10 on February 24, 1997, and are hereby incorporated by reference.

               (b) First Amendment, dated June 9, 1999, to Amended and Restated By-Laws of Registrant were filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and are hereby incorporated by reference.

3                       Voting Trust Agreements - None.


4 Form of Agreement and Plan of Reorganization between the Registrant and AIM Growth Series was filed electronically as Appendix I to the Combined Proxy Statement and Prospectus contained in the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.


5 Articles V and VII of the Articles of Restatement, as amended, and Articles I and IV of the Amended and Restated Bylaws defining the rights of holders of shares were filed electronically as Exhibits to Post-effective Amendment No. 9 on February 28, 1996 and Post-effective Amendment No. 10 on February 24, 1997, respectively, and are hereby incorporated by reference.

6              (a)      Master Investment Advisory Agreement, dated June 21,
                        2000, between A I M Advisors, Inc. and AIM International
                        Funds, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 21 on June 20, 2000, and is hereby incorporated by reference.

               (b) (1) Copy of Foreign Country Selection and Mandatory Securities Depository Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit in Post-effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

                        (2) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit in Post-effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

                        (3) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

                        (4) Amendment No. 3, dated December 22, 1998, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

                        (5) Amendment No. 4, dated January 16, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

                        (6) Amendment No. 5, dated March 1, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

                        (7) Amendment No. 6, dated March 18, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

                        (8) Amendment No. 7, dated November 15, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

               (c) Master Sub-Advisory Agreement, dated November 1, 1997, between A I M Advisors, Inc. and INVESCO Global Asset Management Limited was filed electronically as an Exhibit to Post-effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

               (d) Sub-Sub-Advisory Agreement, dated November 1, 1997, between INVESCO Global Asset Management Limited and INVESCO Asset Management Limited was filed electronically as an Exhibit to Post-effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

               (e) Sub-Sub-Advisory Agreement, dated November 1, 1997, between INVESCO Global Asset Management Limited and INVESCO Asia Limited was filed electronically as an Exhibit to Post-effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

7              (a)      (1) Master Distribution Agreement, dated February 28,
                        1997, between Registrant (on behalf of the portfolios'
                        Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment
                        No. 11 on May 16, 1997, and is hereby incorporated by reference.

                        (2) Amendment No. 1, dated November 1, 1997, to Master Distribution Agreement between Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

               (b) Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of the portfolios' Class A and Class C shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

               (c) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

               (d) Form of Selected Dealer Agreement for Investment Companies Managed by A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

               (e) Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was filed electronically as an Exhibit to Post-effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

8              (a)      AIM Funds Retirement Plan for Eligible
                        Directors/Trustees, as restated March 7, 2000, was filed as an Exhibit to Post-effective Amendment No. 21, on
                        June 20, 2000, and is hereby incorporated by reference.

               (b) Form of Director Deferred Compensation Agreement for Registrant's Non-Affiliated Directors, as amended March 7, 2000, was filed as an Exhibit to Post-effective Amendment No. 21, on June 20, 2000, and is hereby incorporated by reference.

9              (a)      (1) Master Custodian Contract, dated May 1, 2000,
                        between Registrant and State Street Bank and Trust
                        Company, was filed as an Exhibit to Post-effective
                        Amendment No. 21, on June 20, 2000, and is hereby incorporated by reference.

                        (2) Amendment to Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company, was filed as an Exhibit to Post-effective Amendment No. 21, on June 20, 2000, and is hereby incorporated by reference.

               (b) (1) Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among Texas Commerce Bank National Association, State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                        (2) Amendment No. 1, dated October 2, 1998, to Subcustodian Agreement with Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank) among Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank), State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

10             (a)      Third Amended and Restated Master Distribution Plan,
                        dated December 31, 2000, for Registrant's Class B shares was filed electronically as an Exhibit to Post-effective
                        Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

               (b) Fourth Amended and Restated Master Distribution Plan, dated July 1, 2000, for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

               (c) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

               (d) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

               (e) Form of Agency Pricing Agreement (for Class A Shares) to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

               (f) Forms of Service Agreement for Brokers for Bank Trust Departments and for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan were filed electronically as an Exhibit to Post-effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

               (g) Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

               (h) Form of Shareholder Service Agreement for Shares of the AIM Mutual Funds was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

               (i) Third Amended and Restated Multiple Class Plan (Rule 18f-3 Plan) was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.


11 Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP, as to the legality of the securities being registered was filed electronically as an Exhibit to the Registration Statement on Form N-14 on May 11, 2001, and is hereby incorporated by reference.



12 Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders is filed herewith electronically.


13             (a)      (1) Transfer Agency and Service Agreement, dated
                        November 1, 1994, between the Registrant and A I M Fund
                        Services, Inc. was filed as an Exhibit to Registrant's
                        Post-effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-effective
                        Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                        (2) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                        (3) Amendment No. 2, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

                        (4) Amendment No. 3, dated July 1, 2000, to the Transfer Agency and Service Agreement, dated November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

               (b) (1) Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and The Shareholder Services Group, Inc. was filed as an Exhibit to Post-effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                        (2) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                        (3) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                        (4) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 12 on August 4, 1997, and is hereby incorporated by reference.

                        (5) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

                        (6) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

                        (7) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

                        (8) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

                        (9) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

                        (10) Amendment No. 8, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

                        (11) Amendment No. 9, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

                        (12) Amendment No. 10, dated July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

               (c) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

               (d) Master Administrative Services Agreement, dated June 21, 2000, between A I M Advisors, Inc. and AIM International Funds, Inc. was filed as an Exhibit to Post-effective Amendment No. 21, on June 20, 2000, and is hereby incorporated by reference.

               (e) (1) Shareholder Sub-Accounting Services Agreement among the Registrant, First Data Investor Services Group (formerly The Shareholder Services Group, Inc.), Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith, Inc., was filed as an Exhibit to Registrant's Post-effective Amendment No. 1 on February 23, 1993, and was filed electronically as an Exhibit to Post-effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                        (2) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated February 1, 1993, was filed as an Exhibit to Registrant's Post-effective Amendment No. 1 on February 23, 1993, and was filed electronically as an Exhibit to Post-effective Amendment No. 10 on February 24, 1997, and is hereby incorporated by reference.

                        (3) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated November 1, 1997, among the Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                        (4) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated September 28, 1998, among the Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

                        (5) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated March 1, 1999, among the Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

                        (6) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated May 12, 1999, among the Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

                        (7) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated November 1, 1999, among the Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

                        (8) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated December 31, 1999, among the Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

               (f) (1) Memorandum of Agreement, dated March 1, 1999, between Registrant, on behalf of AIM Asian Growth Fund, AIM Global Income Fund and AIM International Equity Fund, and A I M Advisors, Inc. was filed as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

                        (2) Memorandum of Agreement, dated June 12, 2000, between Registrant, on behalf of AIM Asian Growth Fund, AIM Global Income Fund and AIM Global Growth Fund, and A I M Advisors, Inc. was filed as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

                        (3) Memorandum of Agreement, dated effective June 21, 2000, between Registrant, on behalf of AIM Asian Growth Fund, AIM European Development Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund, and A I M Advisors, Inc. was filed as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.


14             (a)      Consent of KPMG, LLP, was filed electronically as an
                        Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.



               (b) Consent of PricewaterhouseCoopers, LLP, was filed herewith electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.


15             Omitted Financial Statements - None.

16             Powers of Attorney - None.


17 Form of Proxy for the Special Meeting of Shareholders of AIM Growth Series was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.

                                   SIGNATURES


         Pursuant to Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment No. 1 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, State of Texas, on the 25th day of October, 2001.

                                      REGISTRANT:  AIM INTERNATIONAL FUNDS, INC.

                                              By:  /s/ ROBERT H. GRAHAM
                                                   -----------------------------
                                                   Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURES                                            TITLE                                   DATE
         ----------                                            -----                                   ----

/s/ ROBERT H. GRAHAM                              Chairman, Director & President                  October 25, 2001
-------------------------------                    (Principal Executive Officer)
    (Robert H. Graham)

/s/ FRANK S. BAYLEY                                          Director                             October 25, 2001
-------------------------------
    (Frank S. Bayley)

/s/ BRUCE L. CROCKETT                                        Director                             October 25, 2001
-------------------------------
    (Bruce L. Crockett)

/s/ OWEN DALY II                                             Director                             October 25, 2001
-------------------------------
    (Owen Daly II)

/s/ ALBERT R. DOWDEN                                         Director                             October 25, 2001
-------------------------------
    (Albert R. Dowden)

/s/ EDWARD K. DUNN, JR.                                      Director                             October 25, 2001
-------------------------------
    (Edward K. Dunn, Jr.)

/s/ JACK M. FIELDS                                           Director                             October 25, 2001
-------------------------------
    (Jack M. Fields)

/s/ CARL FRISCHLING                                          Director                             October 25, 2001
-------------------------------
    (Carl Frischling)

/s/ PREMA MATHAI-DAVIS                                       Director                             October 25, 2001
-------------------------------
    (Prema Mathai-Davis)

/s/ LEWIS F. PENNOCK                                         Director                             October 25, 2001
-------------------------------
    (Lewis F. Pennock)

/s/ RUTH H. QUIGLEY                                          Director                             October 25, 2001
-------------------------------
    (Ruth H. Quigley)

/s/ LOUIS S. SKLAR                                           Director                             October 25, 2001
-------------------------------
    (Louis S. Sklar)

/s/ DANA R. SUTTON                                  Vice President & Treasurer                    October 25, 2001
-------------------------------                      (Principal Financial and
    (Dana R. Sutton)                                     Accounting Officer)

                                  EXHIBIT INDEX

EXHIBIT
NUMBER            DESCRIPTION
-------           -----------

   12 Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders.